Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Payables and Accruals [Abstract]
Employee benefits, payroll and related taxes	$ 41,955		$ 39,442
Taxes other than income taxes and payroll taxes	23,864		25,025
Deferred revenue	17,896		13,955
Accrued sales commissions	7,241		7,893
Accrued interest payable	7,716		7,816
Accrued utilities	8,608		9,108
Reduction in force accruals	39,104	[1]	14,428	[1]	2,843
Other	44,149		59,879
Total	$ 190,533		$ 177,546

[1]	See Note 19, “Special Items.”